Intangible Assets, Net (Details) - Schedule of Intangible Assets with Definite Useful Lives Primarily Consisted of Land use Rights an Licensed Software - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 15,803	$ 10,144
Less: accumulated amortization		(3,566)	(3,433)
Intangible assets, net		12,237	6,711
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	[1]	13,806	8,011
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal		$ 1,997	$ 2,133

[1]	In January 2022, the Company signed an agreement with Ningde City government to purchase a land use right for approximately $5.9 million (RMB 42,690,000) and the prepayment was made to the local government accordingly. The Company obtained certificate of land-use right and the transaction was completed in June 2023. The prepaid balance was transferred from other non-current assets to intangible assets. The term of the land use right is 50 years from 2023 to 2073.